Segment information - Geographic (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical information
Net sales	€ 21,852	€ 23,315	€ 22,563
Non-current assets	9,615	10,724
FINLAND
Geographical information
Net sales	1,480	1,552	1,556
Non-current assets	1,382	1,477
UNITED STATES
Geographical information
Net sales	6,751	6,609	6,204
Non-current assets	4,843	5,505
FRANCE
Geographical information
Net sales	1,444	1,229	1,179
Non-current assets	1,857	1,997
INDIA
Geographical information
Net sales	944	1,348	1,629
Non-current assets	170	178
CHINA
Geographical information
Net sales	906	1,506	1,754
Non-current assets	346	400
Other countries
Geographical information
Net sales	10,327	11,071	€ 10,241
Non-current assets	€ 1,017	€ 1,167